TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER PAYABLES
Schedule of Trade and Other Payables

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Figures in million - SA rand	2017	2016	2015
Trade creditors	1,728.1	1,121.3	508.7
Accruals and other creditors	2,380.6	1,971.4	873.3
Payroll creditors	1,253.5	867.7	797.8
Leave pay accrual	1,160.5	1,110.7	553.8
Other	167.7	109.4	25.8
Total trade and other payables	6,690.4	5,180.5	2,759.4